Employee Future Benefits - Key Assumptions Used to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
2041 | Top of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	8.80%	9.00%
2041 | Bottom of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.80%	4.80%
Retiree welfare plans | 2041 | Top of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate	8.50%	8.80%
Retiree welfare plans | 2041 | Bottom of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.80%	4.80%
Retiree welfare plans | 2029 | Bottom of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate			4.00%
U.S. plans | Pension plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	5.20%	5.50%
U.S. plans | Pension plans | Defined benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	4.80%
U.S. plans | Retiree welfare plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	5.10%	5.40%
Health care cost trend rate	8.50%	8.80%
U.S. plans | Retiree welfare plans | Defined benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	5.40%	4.80%
Health care cost trend rate	8.80%	9.00%
Canadian plans | 2029 | Top of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	3.90%
Canadian plans | 2029 | Bottom of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.00%	4.00%
Canadian plans | 2023 | Top of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate		5.10%
Canadian plans | 2024 | Top of range | Defined benefit cost
Disclosure of defined benefit plans [line items]
Health care cost trend rate		3.90%
Canadian plans | Pension plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	4.60%
Canadian plans | Pension plans | Defined benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	4.60%	4.60%
Canadian plans | Retiree welfare plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Discount rate	4.90%	4.70%
Health care cost trend rate	3.90%	3.90%
Canadian plans | Retiree welfare plans | Defined benefit cost
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	4.70%
Health care cost trend rate	3.90%	3.90%
Canadian plans | Retiree welfare plans | 2029 | Top of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate	3.90%		3.90%
Canadian plans | Retiree welfare plans | 2029 | Bottom of range
Disclosure of defined benefit plans [line items]
Health care cost trend rate	4.00%